Basis of Presentation and General Information - 20F (Details)		9 Months Ended	12 Months Ended
	Jan. 08, 2016 shares	Sep. 30, 2016	Dec. 31, 2015
Basis of Presentation and General Information [Abstract]
Country of incorporation		Republic of the Marshall Islands	Republic of the Marshall Islands
Date of incorporation		Jan. 04, 2008	Jan. 04, 2008
Reverse stock split ratio	0.2
Fractional shares issued (in shares)	181